SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

13. SEGMENTED INFORMATION

The Company's operations are in one segment: the acquisition, exploration, and future development of mineral resource properties. All interest income is earned in Canada and all assets are held in Canada.